Insurance contracts and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contracts And Contingencies
Schedule of legal proceedings and contingencies

	Labor	Civil	Taxes	Total

Balances as of December 31, 2020	4,519	13,280	35,340	53,139
Business combinations	16,597	6,017	57,638	80,252
Additions	5,418	5,101	14,225	24,744
Reversals	(1,044)	(1,470)	(7,334)	(9,848)
Balances as of December 31, 2021	25,490	22,928	99,869	148,287
Additions	2,300	7,911	63,698	73,909
Reversals	(5,306)	(6,175)	(14,861)	(26,342)
Balances as of December 31, 2022	22,484	24,664	148,706	195,854
Business combination	64	88	-	152
Additions	3,424	5,875	9,037	18,336
Reversals (i)	(3,251)	(9,327)	(97,403)	(109,981)
Balances as of December 31, 2023	22,721	21,300	60,340	104,361

(i)	On August 10, 2023, Unigranrio entered into a tax amnesty program on interest and penalties to settle a tax proceeding with respect to ISS (tax on services) with the municipality of Rio de Janeiro, which result in a payment of R$14,819. The selling shareholders of Unigranrio agreed to pay R$5,438 regarding this matter, which was deducted from the accounts payable to selling shareholders. The Company had a provision of R$53,302 and an indemnification asset from the selling shareholders of R$20,000 (in light of the indemnification clauses as defined at acquisition of Unigranrio), in respect to such tax proceedings. The difference between the provision, indemnification asset and the actual paid amount was recorded as Other income (expenses), net on the consolidated statements of income and comprehensive income.

Schedule of social security proceedings assessed by Management

	2023	2022

Labor	32,683	13,914
Civil	51,319	59,603
Taxes and social security	5,669	4,931
	89,671	78,448